Intangible assets - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Period of evaluation	5 years
Intangible assets, transfer	R$ 24,157	[1]	R$ 10,176	R$ 1,086	[2]
Ultragaz Energia Ltda. [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	51,100
Right-of-use assets [member]
Disclosure of detailed information about intangible assets [line items]
Property, plant, and equipment, transfers				4,491
Software [member]
Disclosure of detailed information about intangible assets [line items]
Software in progress	R$ 292,604		R$ 84,421	11,200
Intangible assets
Disclosure of detailed information about intangible assets [line items]
Property, plant, and equipment, transfers				R$ 1,086
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Nominal discount rate	11.20%
Real growth rate	(0.50%)
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Nominal discount rate	12.70%
Real growth rate	0.50%

[1]	Refers to R$ 24,157 received in transfer from property, plant and equipment.
[2]	Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.